Stock-based Compensation - Management Unit Awards - Activity (Details) - Management Unit Awards	12 Months Ended
Dec. 31, 2016 $ / shares shares
Units
Unvested at the beginning of the period (in shares) | shares	189,355
Granted (in shares) | shares	40,630
Forfeited (in shares) | shares	(40,630)
Vested (in shares) | shares	(98,593)
Unvested at the end of the period (in shares) | shares	90,762
Weighted Average Grant Date Fair Value per Share
Unvested at the beginning of the period (in dollars per share) | $ / shares	$ 15.00
Granted (in dollars per share) | $ / shares	15.00
Forfeited (in dollars per share) | $ / shares	15.00
Vested (in dollars per share) | $ / shares	15.00
Unvested at the end of the period (in dollars per share) | $ / shares	$ 15.00